Summary of Key Management Transactions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Management salaries	$ 15,698	$ 938,880
Directors’ fees		233,406
Share-based compensation		2,154,325
Total	$ 15,698	$ 3,326,611